Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Current assets:
Cash and cash equivalents	$ 58,946	$ 38,080	$ 36,117
Inventories	15,883	15,354	14,849
Prepaid expenses	12,268	9,670	9,371
Deferred income taxes	27,394	24,802	25,137
Income taxes receivable	2,102	2,445	1,120
Other current assets	6,898	8,993	12,152
Total current assets	123,491	99,344	98,746
Property and equipment, net	427,235	388,093	337,239
Tradenames	79,000	79,000	79,000
Goodwill	272,445	272,428	272,278
Other assets and deferred charges	21,340	22,893	26,347
Total assets	923,511	861,758	813,610
Current liabilities:
Current installments of long-term debt		1,500	1,500
Accounts payable	43,375	36,092	23,878
Accrued liabilities	83,487	74,379	67,124
Income taxes payable	1,333	1,073	192
Deferred income taxes	897		189
Total current liabilities	129,092	113,044	92,883
Deferred income taxes	17,284	23,654	24,887
Deferred occupancy costs	93,853	81,743	69,544
Other liabilities	10,185	8,692	9,335
Long-term debt, less current installments, net of unamortized discount	428,976	484,177	469,550
Commitments and contingencies
Stockholders' equity:
Common stock, value	402	334	334
Preferred stock, value
Paid-in capital	253,337	152,661	151,374
Treasury stock, value	(1,189)	(1,189)	(1,189)
Accumulated other comprehensive income (loss)	(214)	(167)	252
Accumulated deficit	(8,215)	(1,191)	(3,360)
Total stockholders' equity	244,121	150,448	147,411
Total liabilities and stockholders' equity	$ 923,511	$ 861,758	$ 813,610